ORGANIZATION AND CAPITAL MANAGEMENT	6 Months Ended
Jun. 30, 2021
Management Commentary Explanatory [Abstract]
ORGANIZATION AND CAPITAL MANAGEMENT	ORGANIZATION AND CAPITAL MANAGEMENT
Brookfield Asset Management Inc. (the “Corporation”) is a global alternative asset management company. References in these financial statements to “Brookfield,” “us,” “we,” “our” or “the company” refer to the Corporation and its direct and indirect subsidiaries and consolidated entities. The company owns and operates assets with a focus on real estate, renewable power, infrastructure and private equity. The Corporation is listed on the New York and Toronto stock exchanges under the symbols BAM and BAM.A, respectively. The Corporation was formed by articles of amalgamation under the Business Corporations Act (Ontario) and is registered in Ontario, Canada. The registered office of the Corporation is Brookfield Place, 181 Bay Street, Suite 300, Toronto, Ontario, M5J 2T3.
Capital Management
The company utilizes the Corporation’s Capital to manage the business in a number of ways, including operating performance, value creation, credit metrics and capital efficiency. The performance of the Corporation’s Capital is closely tracked and monitored by the company’s key management personnel and evaluated relative to management’s objectives. The primary goal of the company is to earn a 12-15% return compounded over the long term while always maintaining excess capital to support ongoing operations.
The Corporation’s Capital consists of the capital invested in its asset management activities, including investments in entities that it manages, its corporate investments that are held outside of managed entities and its net working capital. The Corporation’s Capital is funded with common equity, preferred equity and corporate borrowings issued by the Corporation.
As at June 30, 2021, the Corporation’s Capital totaled $46.9 billion (December 31, 2020 – $45.1 billion), and is computed as follows:

AS AT JUN. 30, 2021 AND DEC. 31, 2020 (MILLIONS)	2021	2020
Cash and cash equivalents	$1,447	$1,283
Other financial assets	3,402	3,809
Common equity in managed investments	33,166	33,732
Other assets and liabilities of the Corporation	8,874	6,321
Corporation’s Capital	$46,889	$45,145
Corporation’s Capital is comprised of the following:
Common equity	$33,369	$31,693
Preferred shares	4,145	4,145
Non-controlling interest	230	230
Corporate borrowings	9,145	9,077
	$46,889	$45,145
The Corporation generates returns on its capital through management fees and performance revenues earned as an asset manager, as well as distributions or dividends earned from its capital invested in managed entities, and through performance of the Corporation’s financial asset investments. Prudent levels of corporate borrowings and preferred equity are utilized to enhance returns to shareholders’ common equity.
A reconciliation of the Corporation’s Capital to the company’s consolidated balance sheet as at June 30, 2021 is as follows:

AS AT JUN. 30, 2021 (MILLIONS)	The Corporation	Managed Investments	Elimination	Total Consolidated
Cash and cash equivalents	1,447	$9,012	$—	$10,459
Other financial assets	3,402	15,614	—	19,016
Accounts receivable and other[1]	5,686	18,014	(4,157)	19,543
Inventory	2	11,185	—	11,187
Assets classified as held for sale	—	3,215	—	3,215
Equity accounted investments	6,125	37,190	—	43,315
Investment properties	17	100,993	—	101,010
Property, plant and equipment	183	97,903	—	98,086
Intangible assets	238	24,780	—	25,018
Goodwill	366	14,587	—	14,953
Deferred income tax assets	2,245	1,170	—	3,415
Accounts payable and other[1]	(5,299)	(49,188)	4,157	(50,330)
Liabilities associated with assets classified as held for sale	—	(1,287)	—	(1,287)
Deferred income tax liabilities	(602)	(15,312)	—	(15,914)
Subsidiary equity obligations	(87)	(3,391)	—	(3,478)
Total	13,723	264,485	—	278,208
Common equity in managed investments[2]	33,166	—	(33,166)	—
Corporation’s Capital	46,889	264,485	(33,166)	278,208
Less:
Corporate borrowings	9,145	—	—	9,145
Non-recourse borrowings of managed entities	—	143,126	—	143,126
Amounts attributable to preferred equity	4,145	—	—	4,145
Amounts attributable to non-controlling interests	230	88,193	—	88,423
Common equity	$33,369	$33,166	$(33,166)	$33,369
1.Contains the gross up of intercompany balances, including accounts receivable and other, and accounts payable and other of $4.2 billion and $4.2 billion respectively, between entities within the Corporation and its managed investments.
2.Represents the value of the Corporation’s managed investments.
Common equity in managed investments is a measure routinely evaluated by our company’s key management personnel and represents the net equity in our consolidated financial statements outside of our corporate and asset management segments, excluding non-controlling interests. This measure is equal to the sum of the common equity in our real estate, infrastructure, renewable power, private equity and residential operating segments.
A reconciliation of the Corporation’s Capital to the company’s consolidated balance sheet as at December 31, 2020 is as follows:

AS AT DEC. 31, 2020 (MILLIONS)	The Corporation	Managed Investments	Elimination	Total Consolidated
Cash and cash equivalents	$1,283	$8,650	$—	$9,933
Other financial assets	3,809	13,921	—	17,730
Accounts receivable and other[1]	3,632	17,401	(2,105)	18,928
Inventory	2	10,358	—	10,360
Assets classified as held for sale	—	5,917	—	5,917
Equity accounted investments	5,361	35,966	—	41,327
Investment properties	17	96,765	—	96,782
Property, plant and equipment	122	99,887	—	100,009
Intangible assets	285	24,373	—	24,658
Goodwill	368	14,346	—	14,714
Deferred income tax assets	2,159	1,179	—	3,338
Accounts payable and other[1]	(5,134)	(47,653)	2,105	(50,682)
Liabilities associated with assets classified as held for sale	—	(2,359)	—	(2,359)
Deferred income tax liabilities	(414)	(15,499)	—	(15,913)
Subsidiary equity obligations	(77)	(3,622)	—	(3,699)
Total	11,413	259,630	—	271,043
Common equity in managed investments[2]	33,732	—	(33,732)	—
Corporation’s Capital	45,145	259,630	(33,732)	271,043
Less:
Corporate borrowings	9,077	—	—	9,077
Non-recourse borrowings of managed entities	—	139,324	—	139,324
Amounts attributable to preferred equity	4,145	—	—	4,145
Amounts attributable to non-controlling interests	230	86,574	—	86,804
Common equity	$31,693	$33,732	$(33,732)	$31,693
1.Contains the gross up of intercompany balances, including accounts receivable and other, and accounts payable and other of $2.1 billion and $2.1 billion respectively, between entities within the Corporation and its managed investments.
2.Represents the value of the Corporation’s managed investments.